PROPERTY AND EQUIPMENT, NET - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment, Net
Cost	$ 9,549,491	$ 9,114,770
Less: accumulated depreciation and amortization	(3,868,223)	(3,390,861)
Property and equipment, net	5,681,268	5,723,909
Buildings [Member]
Property and Equipment, Net
Cost	6,326,744	6,288,083
Furniture, fixtures and equipment [Member]
Property and Equipment, Net
Cost	1,065,280	1,071,341
Leasehold improvements [Member]
Property and Equipment, Net
Cost	1,175,678	1,049,332
Plant and gaming machinery [Member]
Property and Equipment, Net
Cost	276,499	265,856
Transportation [Member]
Property and Equipment, Net
Cost	219,646	218,952
Construction in progress [Member]
Property and Equipment, Net
Cost	399,041	143,330
Freehold land [Member]
Property and Equipment, Net
Cost	$ 86,603	$ 77,876